Property, Equipment and Software, Net (Details) - Schedule of property, equipment and software - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,686,567	$ 1,584,224
Less: accumulated depreciation and amortization	(1,182,364)	(736,275)
Property and equipment, net	504,203	847,949
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,726	4,555
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,927	7,589
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	71,529	67,057
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	474,818	445,134
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,130,567	$ 1,059,889